Assets/Liabilities for Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2019
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Assets Related to Insurance Contracts
Assets related to insurance contracts as of the indicated dates are detailed as follows:

Assets from Insurance Contracts	12.31.19	12.31.18
Premiums Receivable	1,157,672	1,483,274
Credits with Reinsurers	641	8,247
Fees Receivables	3,714	3,777
Others	19,485	16,108

Total	1,181,512	1,511,406

Liabilities Related to Insurance Contracts
Liabilities related to insurance contracts as of the indicated dates are detailed as follows:

Liabilities from Insurance Contracts	12.31.19	12.31.18
Debts with Insured Persons	597,791	574,718
Debts with Reinsurers	3,350	14,925
Debts with Co-insurers	1,468	4,060
Debts with Producers	302,402	286,020
Technical Commitments	817,418	878,729
Pending Claims in charge of Reinsures	(253,794)	(61,342)

Total	1,468,635	1,697,110

Summary of Debts with Insureds

Debts with Insured Persons	12.31.19	12.31.18
Property & Casualty Insurance	396,514	162,318
Direct Administrative Insurance	320,483	92,481
Direct Insurance in Lawsuits	11,255	15,331
Direct Insurance in Mediation	1,604	654
Settled Claims Payable	5,608	2,475
Pending Claims, Active Reinsurance and Retrocession	2,107	1,597
Claims Incurred but not Reported (IBNR)	55,457	49,780
Life Insurance	201,096	412,386
Direct Administrative Insurance	175,748	375,120
Direct Insurance in Lawsuits	5,523	7,310
Direct Insurance in Mediation	6,538	1,028
Settled Claims Payable	417	2,191
Pending Claims, Active Reinsurance and Retrocession	6,900	6,769
Claims Incurred but not Reported (IBNR)	5,861	19,558
Redemptions Payable	109	408
Creditors for Premiums to be Refunded	—	2
Retirement Insurance	181	14
Annuities Payable in Arrears	8	14
Others	173	—

Total	597,791	574,718

Summary of Net Gross and Reinsurers Share for Amounts Arising from Insurance Contracts

Debt with Reinsurers and Coinsurance	Current Account	Reinstatement Premiums	Minimum Deposit Premium to Be Accrued	Deposits as Collateral	Unpaid Losses to Be Borne by Reinsurers	Total
IBNR in charge of Reinsurers	21,026	—	(17,676)	—	(253,794)	(250,444)
Debts with Co-insurers	1,468	—	—	—	—	1,468

Total as of 12.31.19	22,494	—	(17,676)	—	(253,794)	(248,976)

Total as of 12.31.18	24,491	—	(12,150)	—	(39,876)	(27,535)

Summary of debts with producers

Debts with Producers	12.31.19	12.31.18
Checking Account—Producers	81,497	69,571
Fees for Premiums Receivable	190,342	174,196
Production Expenses Payable	30,563	42,253

Total	302,402	286,020

Summary of Technical Commitments

Technical Commitments	12.31.19	12.31.18
Ongoing and Similar Risk	448,501	503,635
Premiums and Surcharges	434,639	487,144
Premiums on Passive Reinsurance	(14,490)	(22,330)
Active Reinsurance	28,259	38,821
Insufficient Premiums	93	—
Mathematical Reserves	368,917	375,094
Mathematical Reserves for Individual Life Insurance	115,376	123,904
Mathematical Reserves for Individual Retirement Insurance	67,731	103,203
Mathematical Reserves of Life Annuities	135,007	146,416
Provision for the Mathematical Reserve Recomposition	28	11
Fluctuation Funds	50,775	1,560

Total	817,418	878,729

Summary of Assumption Used for Current Estimates of Future Cash Flows Derived from Insurance Contract
Insurance liabilities were recorded according to the liability adequacy test, using the current estimates of future cash flows derived from insurance contracts. The assumptions used are as follows:

	12.31.19	12.31.18
Mortality Table	GAM 94	GAM 94
Investment (Discount) Rate	2.74%	3.38%
Life Insurance Reference Rate	Projection of Life Insurance Reference Rate based on CER proportion, starting from 1.19% for voluntary retirement, and 0.88% for Annuities.	Projected benchmark rate based on a share of CER starting with 1.36% in the case of voluntary retirement and 1.63% in the case of life annuities.
Administrative Expenses	453 for voluntary retirement and 620 for annuities	682 in the case of voluntary retirement and 620 in the case of life annuities